PARENT COMPANY INFORMATION (Details 5) - Parent [Member] - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of parent company information [Line Items]
Scheduled Maturities of Bonds	$ 1,104,080	$ 704,080
Twenty Nineteen [Member]
Disclosure Of parent company information [Line Items]
Scheduled Maturities of Bonds	279,560
Twenty Twenty And Thereafter [Member]
Disclosure Of parent company information [Line Items]
Scheduled Maturities of Bonds	$ 824,520